CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 156,108	$ 24,497	¥ 639,932		¥ 709,823
Restricted cash, current	14,211	2,230	85,826		240,741
Restricted cash, non-current	597	94	3,846		3,572
Total cash, cash equivalents and restricted cash	¥ 170,916	$ 26,821	¥ 729,604	$ 114,491	¥ 954,136	¥ 1,126,407